INCOME TAXES - Movement of valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES
Balance at beginning of the year	¥ 241,485	¥ 136,269	¥ 67,985
Addition	169,372	105,216	68,284
Total	410,857	241,485	136,269
Net operating loss carry forwards	¥ 1,492,808	¥ 881,256	¥ 476,996